FAIR VALUE MEASUREMENTS - Quantitative Information On Fair Value Measurements Inputs (Details)	Dec. 31, 2021 $ / shares
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (in years)	5 years
Exercise price | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	11.50
Share price | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	9.74
Volatility | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.1500
Risk-free interest rate | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0126